Investments - Impact of Housing Investments on Net Income (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Investment [Line Items]
Tax benefits		$ 4.9	$ 3.8	$ 70.5	$ 145.4
Predecessor Company
Investment [Line Items]
Tax benefits	$ 8.9					$ 30.3
Low-Income Housing Project Investments
Investment [Line Items]
Pass through activity		(13.1)	(13.4)	(24.0)	(27.4)
Write downs		(10.3)	(2.0)	(1.0)	(25.6)
Tax benefits		4.9	5.4	8.8	18.6
Tax credits, net		20.2	15.9	35.5	34.7
Impact to net income		$ 1.7	$ 5.9	$ 19.3	$ 0.3
Low-Income Housing Project Investments | Predecessor Company
Investment [Line Items]
Pass through activity	(2.1)					(30.6)
Write downs	(0.5)					(8.3)
Tax benefits	0.9					13.6
Tax credits, net	3.1					45.2
Impact to net income	$ 1.4					$ 19.9